28. Leases (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease collections	$ 173,619	$ 395,955
2018
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease collections	0	202,143
2019
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease collections	$ 173,619	$ 193,812